COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Schedule of payment for commitments

Year Ending December 31:	$
2020	9,000
2021	3,000
Total	12,000

Solar power system
Schedule of payment for commitments

Year Ending December 31:	$
2020	600
2021	200
Total	800